Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Jul. 26, 2022	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Weidong Luo | Subsequent Event
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	80.00%
Guangyan Chen. | Subsequent Event
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	20.00%
VIE
Variable Interest Entity [Line Items]
Cash Collateral		¥ 0		¥ 157,900
Net liabilities		¥ 321,509	$ 48,000	¥ 326,180